Financing Obligation	12 Months Ended
Dec. 31, 2021
Financing Obligation [Abstract]
Financing Obligation
8. Financing Obligation
In June 2020, the Company completed the construction of the Montana Facility. Subsequent to the completion, the Company entered into a sale and finance leaseback transaction for the Montana Facility with Grow Bitterroot, a related party, for total consideration of $6,885 thousand with an initial term of 15 years. The Company also has an option to extend the term of the facility lease for three consecutive terms of five years each, of which the Company currently reasonably expects to extend the first term. In addition, the Company and Grow Bitterroot entered into a property maintenance and management services agreement under which the Company will provide all property maintenance and management services including business, operational, strategic and advisory services in exchange for an annual fee of $50 thousand. The property maintenance and management services agreement includes an initial term of three years with one year autorenewals unless terminated by either party with 30 days’ notice.
The transaction did not qualify for sale leaseback accounting due to the finance leaseback classification prohibiting sale accounting. As such, the transaction is accounted for as a financing transaction (a failed sale). Therefore, the assets remain on the Consolidated Balance Sheet (see Note 5,
Property and Equipment
) with the proceeds from the transaction and purchases of equipment on behalf of the related party recorded as a financing obligation. In addition, the Company will manage the facility and perform maintenance in exchange for a management fee under the property maintenance and management services agreement. The contractual payments for both the lease agreement and property maintenance and management agreement are applied as payments of deemed principal and imputed interest. The Company utilized a rate of 11.60% to calculate imputed interest. See Note 16,
Related Party Transactions
, for further discussion.
The lease agreement does not contain residual value guarantees. The agreement does not contain restrictions or covenants that may result in additional financial obligations. The landlord has the option to construct future improvements on the property; when the improvements are completed, the base rent will increase.
The following tables summarizes the financing obligation and the presentation in our Consolidated Statements of Operations for the period presented:

	Year Ended December 31,
	2021	2020
	(in thousands)
Finance obligation:
Amortization of financing obligation assets	$433	$215
Interest on financing liabilities	1,076	475

Total financing liabilities	$1,509	$690

The following table summarizes future financing obligation payments by fiscal year:

Finance Obligation
For the year ending December 31,
(in thousands)
2022	$1,479
2023	1,537
2024	1,591
2025	1,623
2026	1,655
Thereafter	26,597

Total financing obligation payments	34,482
Amount representing interest	(25,294)
Net financing obligation and asset at end of term	3,882

Total financing obligation	$13,070